Note 4 - Loans (Detail) - Activity in the Allowance for Loan Losses by Portfolio Segment (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending Balance	$ 8,543,367	$ 8,016,786
Provision charged to expenses	200,000	4,375,000	6,550,000
Losses charged off	(2,261,271)	(4,238,203)
Recoveries	435,509	389,784
Allowance for loan losses	6,917,605	8,543,367	8,016,786
2012
Attributable to loans individually evaluated for impairment	2,921,950	1,990,225
Allowance collectively evaluated for impairment	3,995,655	6,553,142
Loans individually evaluated for impairment	15,564,312	20,987,204
Loans collectively evaluated for impairment	288,880,986	316,959,504
Total ending loans balance	304,445,298	337,946,708
Commercial Loans [Member]
Ending Balance	2,596,629	2,886,467
Provision charged to expenses	(1,525,666)	195,588
Losses charged off	(78,636)	(503,218)
Recoveries	35,510	17,792
Allowance for loan losses	1,027,837	2,596,629
2012
Attributable to loans individually evaluated for impairment	415,010	754,874
Allowance collectively evaluated for impairment	612,827	1,841,755
Loans individually evaluated for impairment	1,241,149	3,972,618
Loans collectively evaluated for impairment	49,324,136	58,349,383
Total ending loans balance	50,565,285	62,322,001
Commercial and Multi-Family Real Estate [Member]
Ending Balance	4,847,234	3,915,323
Provision charged to expenses	2,073,148	3,918,741
Losses charged off	(2,023,969)	(3,131,582)
Recoveries	343,762	144,752
Allowance for loan losses	5,240,175	4,847,234
2012
Attributable to loans individually evaluated for impairment	2,506,940	1,235,351
Allowance collectively evaluated for impairment	2,733,235	3,611,883
Loans individually evaluated for impairment	14,153,259	16,842,092
Loans collectively evaluated for impairment	177,011,839	191,290,270
Total ending loans balance	191,165,098	208,132,362
Residential 1-4 Family Real Estate [Member]
Ending Balance	998,941	886,879
Provision charged to expenses	(265,675)	485,876
Losses charged off	(144,443)	(515,469)
Recoveries	13,468	141,655
Allowance for loan losses	602,291	998,941
2012
Allowance collectively evaluated for impairment	602,291	998,941
Loans individually evaluated for impairment	169,904	172,494
Loans collectively evaluated for impairment	58,148,753	61,962,130
Total ending loans balance	58,318,657	62,134,624
Consumer Portfolio Segment [Member]
Ending Balance	100,563	328,117
Provision charged to expenses	(81,807)	(225,205)
Losses charged off	(14,223)	(87,934)
Recoveries	42,769	85,585
Allowance for loan losses	47,302	100,563
2012
Allowance collectively evaluated for impairment	47,302	100,563
Loans collectively evaluated for impairment	4,396,258	5,357,721
Total ending loans balance	$ 4,396,258	$ 5,357,721